3. Fair Value Measurements (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Series C Common Stock Warrants
Expected Life (Years)		2 months 12 days	1 year 2 months 12 days
Risk Free Rate		0.15%	0.32%
Volatility		38.06%	26.78%
Probability of a Capital Raise		100%	8-95%
Derivative Liability
Risk Free Rate	1.45%
Volatility	56.30%
Derivative Liability | Minimum [Member]
Expected Life (Years)	2 years
Probability of a Capital Raise	5%
Derivative Liability | Maximum [Member]
Expected Life (Years)	5 years
Probability of a Capital Raise	95%